Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Member]
weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.75%	6.00%	5.75%
Expected return on assets	8.25%	8.25%	8.25%
Rate of compensation increase	4.00%	4.00%	4.25%
Other Benefits [Member]
weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.50%	5.75%	5.75%